UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10057

Everest Funds

(Exact name of registrant as specified in charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

 (Address of principal executive offices)

(Zip code)

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

 (Name and address of agent for service)

Copies to:

John Baker, Esq.

 Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 700

Washington, DC 20036

And

Greg Getts

Mutual Shareholder Services, LLC

8869 Brecksville Road, Suite C

Brecksville, OH 44141

Registrant's telephone number, including area code: (402) 593-4513

Date of fiscal year end: 10/31

Date of reporting period: 4/30/03

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

The Everest Funds

Everest America Fund

April 30, 2003

TABLE OF CONTENTS

Page
Shareholder Letter ………………………………………………	1

Performance Summary………………………………………………	2

Schedule of Investments ………………………………………..	3-4

Statement of Assets and Liabilities ……………………………..	5

Statement of Operations …………………………………………	6

Statement of Changes in Net Assets ……………………………	7

Financial Highlights …………………………………………….	8

Notes to the Financial Statements ………………………………	9-12

NOTICE TO INVESTORS

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
Insurance Corporation, the Federal Reserve Board or any other agency.
An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

May 21, 2003

Dear Fellow Shareholders:

We concluded the start of the second quarter with some upside momentum after the backslide in January and February.  Predicting where the markets will go next is always hazardous and as we have said, it is unclear as to whether this is an end to the bear markets in equities or is merely another of many false starts.  Therefore, our strategy is to continue our present course of action.

The Everest America Fund reflects our philosophy that favors investing in traditional companies with real revenues and earnings.  The Fund remains under-weighted in technology stocks, although we are considering that a few of the bellwether names are now worthy for consideration to add to the portfolio.

Results for the fund and its comparable benchmark are presented below.

Total Return with Dividends	Six Month Cumulative Returns (10/31/02 to 04/30/03)	One Year Cumulative Returns (05/01/02 to 04/30/03)	Annualized Returns Since Inception (11/01/01 to 04/30/03)
Everest America	1.66%	-16.86%	-10.40%
S & P 500	4.48%	-13.31%	-7.71%

In closing, allow us to thank all of our shareholders for your continued support.  Together we are building your financial future.

Sincerely,

Vinod Gupta

Doug Larson

Chairman

Chief Investment Officer

Past performance is no guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Please refer to the “Schedule of Investments” for further information regarding fund holdings.  Current performance information can be obtained by visiting our website at www.everestfund.com.  Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

This material is authorized for use only when preceded or accompanied by an effective prospectus which contains more complete information about the Everest Funds, including risks, fees and expenses.  Please read the prospectus carefully before you invest or send money.

Distributed by Quasar Distributors, LLC

06/03

Everest America Fund

PERFORMANCE SUMMARY

	RATE OF RETURN (%)
	FOR THE PERIOD ENDED APRIL 30, 2003

	Six Months	Annualized
	Ended	Since Inception
Total Return	April 30, 2003	November 1, 2001

Everest America Fund	1.66%	-10.40%
S & P 500 (SPX)	4.48%	-7.71%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 1, 2001 (inception) for the Everest America Fund and the S&P 500 Index. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Returns shown include reinvestment of all dividends and capital gains. Past performance does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Everest Funds
Schedule of Investments as of April 30, 2003
(Unaudited)

			Everest America Fund
	COMMON STOCKS	Shares	Market Value

4.98%	Media
	AOL Time Warner, Inc. *	3,700	50,616
	Gannett Co.	600	45,432
	New York Times Co.	1,100	51,018
			147,066
12.22%	Healthcare
	Abbott Laboratories	1,200	48,756
	Bristol-Myers Squibb Co.	2,100	53,634
	Johnson & Johnson	900	50,724
	Lilly (Eli) & Co.	800	51,056
	Merck & Co., Inc.	800	46,544
	Pfizer, Inc.	1,600	49,200
	Wyeth	1,400	60,942
			360,856
3.47%	Consumer Services
	Costco Wholesale Corporation *	1,500	51,915
	Wal-Mart Stores, Inc.	900	50,688
			102,603
13.78%	Business Services
	Automatic Data Processing	1,500	50,445
	Equifax, Inc.	2,400	55,656
	Fedex Corporation	800	47,904
	First Data Corp.	1,300	50,999
	Moody's Corp	1,000	48,290
	Southwest Airlines, Co.	3,200	51,072
	The Dun & Bradstreet Corp.	1,400	52,920
	United Parcel Service	800	49,696
			406,982
13.76%	Financial Services
	American Express Company	1,300	49,218
	Citigroup Inc.	1,400	54,950
	Fannie Mae	700	50,673
	Merrill Lynch & Co.	1,300	53,365
	MGIC Investment Corporation	1,000	45,460
	Morgan St. Dean Witter & Co.	1,100	49,225
	Washington Mutual, Inc.	1,400	55,300
	Wells Fargo & Company	1,000	48,260
			406,451
8.37%	Consumer Goods
	Coca-Cola Company	1,200	48,480
	Conagra Foods, Inc.	2,300	48,300
	Nike, Inc.	900	48,177
	Pepsico, Inc.	1,200	51,936
	Unilever NV [1]	800	50,376
			247,269
3.29%	Industrial Materials
	ITT Industries, Inc.	800	46,640
	Masco Corp.	2,400	50,568
			97,208

The Everest Funds
Schedule of Investments as of April 30, 2003
(Continued)

			Everest America Fund
	COMMON STOCKS (Continued)	Shares	Market Value

3.16%	Energy
	Chevron Texaco, Corp.	700	43,967
	Exxon Mobil Corporation	1,400	49,280
			93,247
3.51%	Utilities
	Consolidated Edison, Inc.	1,300	50,531
	Exelon Corp.	1,000	53,040
			103,571

66.53%	TOTAL COMMON STOCKS (Cost $1,956,607)		1,965,253

	U.S. TREASURY OBLIGATIONS	Principal Amount

	U.S. Treasury Bill, 1.179%, 5/22/2003	237,000	236,855
	U.S. Treasury Bill, 1.137%, 6/19/2003	350,000	349,492
	U.S. Treasury Bill, 1.186%, 7/17/2003	350,000	349,193

31.67%	Total Treasury Obligations (Cost $935,309)		935,540

98.20%	TOTAL INVESTMENTS		2,900,793

1.80%	Other Assets, Less Liabilities [2]		53,248

100.00%	Total Net Assets (Cost $2,959,904)		2,954,041

* Non-income producing security.
[1] Foreign Security.
[2] Includes Variable Rate Demand Notes.

	See Notes to the Financial Statements.

The Everest Funds
STATEMENT OF ASSETS AND LIABILITIES
4/30/2003 (Unaudited)
Everest
ASSETS:	America Fund
Investments, at fair value (cost $2,959,904)	$2,968,782
Dividends and interest receivable	2,470
Receivable from Investment Adviser	9,012
Other assets	-
Total Assets	2,980,263

LIABILITIES:
Accrued expenses	26,222
Total Liabilities	26,222

NET ASSETS	$2,954,041

NET ASSETS CONSIST OF:
Capital stock	$4,698,144
Accumulated undistributed net investment income	20,334
Accumulated undistributed net realized loss on investments sold	(1,769,784)
Net unrealized depreciation on investments	5,347
Total Net Assets	$2,954,041

Shares outstanding (No par value, unlimited shares authorized)	350,846

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
PRICE PER SHARE	$8.42

See Notes to the Financial Statements.

The Everest Funds
STATEMENT OF OPERATIONS
For the six months ended April 30, 2003 (Unaudited)
Everest
INVESTMENT INCOME:	America Fund
Dividend income	$14,621
Interest income	$6,971
Total investment income	21,592

EXPENSES:
Distribution Fees	2,500
Advisor	10,000
Custodial Fees	2,152
Administrative Fees	564
Audit	4,747
Blue Sky	1,900
Trustee	181
Fund Accounting	510
Insurance	546
Legal	3,692
Miscellaneous	578
Printing & Mailing	156
Registration Expense	264
Transfer Agent Expense	78
Transfer Agent Fee	12,473
Total expenses before waiver and reimbursement	40,339
Less: Waiver of expenses and reimbursement from Adviser	(27,839)
Net expenses	12,500

NET INVESTMENT INCOME	9,092

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investment transactions	(15,845)
Change in unrealized appreciation (depreciation) on investments	47,897
Net realized and unrealized loss on investments	32,052

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,144

See Notes to the Financial Statements.

The Everest Funds
STATEMENT OF CHANGES IN NET ASSETS

		Everest America Fund

	Six Months Ended	For the period(1)
	April 30, 2003	November 1, 2001
OPERATIONS:	(Unaudited)	to October 31, 2002
Net investment income	$9,092	$11,242
Net realized loss on investment transactions	(15,845)	(1,753,939)
Change in unrealized appreciation (depreciation) on investments	47,897	(42,550)
Net decrease in net assets resulting from operations	41,144	(1,785,247)

CAPITAL SHARE TRANSACTIONS:
Shares sold	915,913	12,308,888
Reinvestment of dividends	(15,913)	-
Shares redeemed	(7,901)	(8,502,843)
Net increase in net assets resulting from capital share transactions	892,099	3,806,045

TOTAL INCREASE IN NET ASSETS	933,243	2,020,798

NET ASSETS:
Beginning of period	2,020,798	-
End of period (including current year and prior period undistributed net investment income of $9,092 and $ 11,242 respectively)	$2,954,041	2,020,798

See Notes to the Financial Statements.

The Everest Funds
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period

		Everest
		America Fund
	Six Months Ended	For the period(1)
	April 30, 2003	November 1, 2001
PER SHARE DATA:	(Unaudited)	to October 31, 2002
Net asset value, beginning of period	$8.35	$10.00
Income from investment operations:
Net investment income	0.03	0.02
Net realized and unrealized loss on investments	0.11	(1.67)
Total from investment operations	0.14	(1.65)
Less distributions:
Dividends from net investment income	(0.07)	-
Distributions from net realized gains	-	-
Total distributions	(0.07)	-
Net asset value, end of period	$8.42	$8.35

TOTAL RETURN (2)	1.66%	(16.50)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,954	$2,021

Ratio of net expenses to average net assets (3) (4)	1.25%	1.25%

Ratio of net investment income to average net assets (3) (4)	0.91%	0.25%

Portfolio turnover rate	7.61%	277.64%

(1)Commencement of operations.
(2)Not annualized
(3)Computed on an annualized basis.

(4)Without expense reimbursements of $ 27,839 and $118,064 for the periods ending April 30, 2003 and October 31, 2002,the ratio of expenses to average net assets would have been 4.03% and 3.87%, respectively, and the ratio of net investment loss to average net assets would have been (1.87)% and (2.37)%, respectively.

See Notes to the Financial Statements.

The Everest Funds

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2003

1.

Organization

Everest Funds (the “Trust”) is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two non-diversified portfolios to investors, the Everest America Fund (the “Fund”) and the Everest3 Fund (collectively the “Funds”).

The investment objective of the Everest America Fund is long-term capital growth by investing primarily in common stocks selected for their growth potential.  The manager selects companies with growth potential based on various financial and fundamental criteria, such as strong balance sheets or prominent market positions.  Under normal market conditions, the Fund will invest in the securities of companies of any size.  The Fund’s investments mainly consist of common stocks, preferred stocks and convertible securities.  The Fund may also, from time to time, invest its assets to a limited extent in American Depositary Receipts (“ADRs”) and securities of foreign companies. The Fund normally concentrates its investments in a core group of 30 to 50 common stocks.  The Fund commenced operations on November 1, 2001.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

a)

Investment Valuation – Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made.   ETFs listed on a U.S. securities exchange are listed at their net asset value.  Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the “Adviser”) in accordance with policies approved by the Fund’s Board of Trustees.  Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b)

Organization Costs – Expenses in connection with the organization of the Fund were paid by the Adviser.

c)

Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

d)

Federal Income and Excise Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.

e)

Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts are amortized over the life of the security in determining the cost basis of debt securities.

f)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

1.

Capital Share Transactions

Share transactions were as follows:

Everest America Fund
		Period Ended
		April 30, 2003
	Amount	Shares
Shares sold	$900,000	107,784
Shares reinvested	15,913	1,955
Shares redeemed	(7,901)	(938)
Net increase	$908,012	108,801

Shares outstanding:
Beginning of period	242,045
End of period	350,846

		Period Ended
		October 31, 2002
Amount	Shares
Shares sold	$12,308,888	1,233,480
Shares reinvested-	-
Shares redeemed	(8,502,843)	(991,435)
Net increase	$3,806,045	242,045

Shares outstanding:
Beginning of period		-
End of period		242,045

2.

Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the period ended April 30, 2003 were as follows:

Everest America
Purchases	$669,084
Sales	$47,908

There were no purchases or sales of long-term U.S. government securities by the Fund.

3.

Investment Advisory and Other Agreements

The Trust has an agreement with Everest Funds Management, LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Everest America Fund’s average daily net assets.  The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses for the period ended April 30, 2003 exceed 1.25% of the Everest America Fund’s average daily net assets on an annual basis. During the period ended April 30, 2003, the Adviser reimbursed the Everest America Fund $17,840, $5,565 of which represented a receivable at April 30, 2003.

The Funds have adopted Service and Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act.  The Plans authorize payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund’s average daily net assets.  Amounts paid under the Plans by the Funds may be spent by the Funds on any activities or expenses primarily intended to result in the sale of share of the Funds, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  The Everest America Fund incurred $2,500 pursuant to the Plans for the year ended April 30, 2003.

Since November 1, 2002, Mutual Shareholder Services, LLC has served as transfer agent and fund accountant.  U.S. Bank, N.A. serves as custodian for the Fund. The Everest America Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

4.

Information for Federal Income Tax Purposes

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation on Investments	Undistributed Ordinary Income	Undistributed Long-Term Gain
$2,959,904	$75,041	($66,164)	$8,877	$9,092	$-

The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

The tax components of dividends and long-term capital gain distributions paid during the period ended April 30, 2003 and capital loss carryovers as of April 30, 2003 are as follows:

Ordinary Income Dividends	Long-Term Capital Gain Distributions	Net Capital Loss Carryover*	Capital Loss Carryover Expiration
$15,913	$-	$1,412,686	10/31/2010

*  Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

5.

Related Party Disclosure

The Trustees, Officers, and related parties in aggregate hold 98.26% of net assets of the Fund at April 30, 2003.

SEMI-ANNUAL REPORT

The Everest Funds

Everest[3] Fund

April 30, 2003

TABLE OF CONTENTS

Page
Shareholder Letter ………………………………………………	1

Performance Summary………………………………………………	2

Schedule of Investments ………………………………………..	3

Statement of Assets and Liabilities ……………………………..	4

Statement of Operations …………………………………………	5

Statement of Changes in Net Assets ……………………………	6

Financial Highlights …………………………………………….	7

Notes to the Financial Statements ………………………………	8-11

NOTICE TO INVESTORS

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
Insurance Corporation, the Federal Reserve Board or any other agency.
An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

May 21, 2003

Dear Fellow Shareholders:

We concluded this recent period with some upside momentum.   Given the market’s extraordinary volatility, we are still unsure whether the recent upturns signals an end to the bear markets in equities or is merely another of many false starts.  Therefore, our strategy is to continue our present course of action.

The Everest3 Fund is a combination of the three most popular exchange traded funds (ETF’s)—Dow Jones Industrials, S & P 500, and NASDAQ 100.  Our fund performance mostly tracks with the blended performance of the overall equity markets.

The DIA remains our largest ETF holding in the Everest3 Fund.  Results for the fund and comparable benchmarks are presented below.

Total Return with Dividends	Six Month Cumulative Returns (10/31/02 to 04/30/03)	One Year Cumulative Returns (05/01/02 to 04/30/03)	Annualized Returns Since Inception (12/01/00 to 4/30/03)
Everest[3]	3.54%	-20.06%	-17.57%
DJIA S & P 500 NASDAQ 100	2.16% 4.48% 11.78%	-12.76% -13.31% -13.39%	-6.37% -12.58% -28.77%

In closing, allow us to thank all of our shareholders for your continued support.   Together we are building your financial future.

Sincerely,

Vinod Gupta

Doug Larson

Chairman

Chief Investment Officer

Past performance is no guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Please refer to the “Schedule of Investments” for further information regarding fund holdings.  Current performance information can be obtained by visiting our website at www.everestfund.com.  Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any security.

The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The NASDAQ 100 Index is a modified capitalization-weighted index of the 100 largest and most actively traded non-financial domestic and international issues listed on the NASDAQ Stock Market® based on market capitalization. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

This material is authorized for use only when preceded or accompanied by an effective prospectus, which contains more complete information about the Everest Funds, including risks, fees and expenses.  Please read the prospectus carefully before you invest or send money.

Distributed by Quasar Distributors, LLC

6/03

Everest[3] Fund

PERFORMANCE SUMMARY

RATE OF RETURN (%)
FOR THE PERIOD ENDED APRIL 30, 2003

	Six Months	Annualized
	Ended	Since Inception
Total Return	April 30, 2003	December 1, 2000

Everest[3] Fund	3.54%	-17.57%
Dow Jones Industrial Average (INDU)	2.16%	-6.37%
S & P 500 (SPX)	4.48%	-12.58%
Nasdaq 100 (NDX)	11.78%	-28.77%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 1, 2000 (inception) for the Everest3 Fund and the Dow Jones Industrial Average, the S&P 500 Index, and the NASDAQ 100.  The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.  The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The NASDAQ 100 Index is a modified capitalization-weighted index of the 100 largest and most actively traded non-financial domestic and international issues listed on the NASDAQ Stock Market ® based on market capitalization.  Returns shown include reinvestment of all dividends and capital gains.  Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

	The Everest Funds
	Schedule of Investments as of April 30, 2003
	(Unaudited)
			The Everest[3] Fund
	UNIT INVESTMENT TRUSTS	Shares	Market Value

57.84%	EXCHANGE TRADED FUNDS

	DIAMONDS Trust, Series 1	9,400	$797,778
	Nasdaq-100 Index Tracking Stock *	9,730	267,283
	SPDR Trust Series 1	4,605	423,522

	Total Unit Investment Trusts (Cost $1,503,305)		1,488,583

42.45%	SHORT-TERM INVESTMENTS

2.53%	Variable Rate Demand Notes [1]	Principal Amount

	American Family Financial Services Inc., 1.16%	65,037	65,037

	Total Variable Rate Demand Notes		65,037

39.92%	U.S. TREASURY OBLIGATIONS

	U.S. Treasury Bill, 1.179%, 5/22/2003	253,000	252,845
	U.S. Treasury Bill, 1.137%, 6/19/2003	375,000	374,456
	U.S. Treasury Bill, 1.186%, 7/17/2003	401,000	400,075

	Total U.S. Treasury Obligations		1,027,376

	Total Short-Term Investments (Cost $1,092,167)		1,092,414

100.29%	Total Investments		2,580,996

-0.29%	Other Assets, Less Liabilities		(7,466)

100.00%	Total Net Assets (Cost $2,597,129)		$2,573,530

	* Non-income producing security.
	[1] Variable rate demand notes are considered short-term obligations and are payable on demand. Interestrates change periodically on specified dates. The rates listed above are as of April 30, 2003.

	See Notes to the Financial Statements.

The Everest Funds
STATEMENT OF ASSETS AND LIABILITIES
4/30/2003 (Unaudited)

ASSETS:	Everest[3] Fund
Investments, at fair value (cost $2,597,129)	$2,582,652
Dividends and interest receivable	976
Receivable from Investment Adviser	6,760
Other assets	-
Total Assets	2,590,389

LIABILITIES:
Accrued expenses	16,859
Total Liabilities	16,859

NET ASSETS	$2,573,530

NET ASSETS CONSIST OF:
Capital stock	$4,220,230
Accumulated undistributed net investment income	25,585
Accumulated undistributed net realized loss on investments sold	(1,653,885)
Net unrealized depreciation on investments	(18,400)
Total Net Assets	$2,573,530

Shares outstanding (No par value, unlimited shares authorized)	416,420

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
PRICE PER SHARE	$6.18

See Notes to the Financial Statements.

The Everest Funds
STATEMENT OF OPERATIONS
For the six months ended April 30, 2003 (Unaudited)

INVESTMENT INCOME:	Everest[3] Fund
Dividend income	7,790
Interest income	7,708
Total investment income	15,497

EXPENSES:
Distribution Fees	2,062
Advisor	4,124
Custodial Fees	1,793
Administrative Fees	906
Audit	4,076
Blue Sky	1,874
Trustee	181
Fund Accounting	492
Insurance	546
Legal	3,662
Miscellaneous	578
Printing & Mailing	156
Registration Expense	246
Transfer Agent Expense	228
Transfer Agent Fee	7,385
Total expenses before waiver and reimbursement	28,308
Less: Waiver of expenses and reimbursement from Adviser	-22,122
Net expenses	6,186

NET INVESTMENT INCOME	9,312

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions	0
Change in unrealized appreciation (depreciation) on investments	44,024
Net realized and unrealized loss on investments	44,024

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	53,336

See Notes to the Financial Statements.

The Everest Funds
STATEMENT OF CHANGES IN NET ASSETS

			Everest[3] Fund

	Six Month Ended		For the period
	April 30, 2003	Year Ended	December 1, 2000 (1)
	(Unaudited)	October 31, 2002	to October 31, 2001
OPERATIONS:
Net investment income	$9,312	$22,077	$20,503
Net realized loss on investment transactions	0	(1,653,798)	(75)
Change in unrealized appreciation (depreciation) on investments	44,024	755,553	(817,977)
Net decrease in net assets resulting from operations	53,336	(876,168)	(797,549)

CAPITAL SHARE TRANSACTIONS:
Shares sold	1,417,906	1,053,307	5,405,484
Reinvestment of dividends	(16,406)	(26,319)	-
Shares redeemed	(55,790)	(3,684,195)	(75)
Net increase (decrease) in net assets resulting from capital share transactions	1,345,710	(2,657,207)	5,405,409

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,399,046	(3,533,375)	4,607,860

NET ASSETS:
Beginning of period	1,174,485	4,707,860	100,000
End of period (including current year and prior period undistributed net investment income of $9,312 and $16,421, respectively)	2,573,530	$1,174,485	$4,707,860

(1) Commencement of operations

See Notes to the Financial Statements.

The Everest Funds
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period

			Everest[3] Fund
	Six Month Ended		For the period
	April 30, 2003	Year Ended	December 1, 2000(1)
	(Unaudited)	October 31, 2002	to October 31, 2001
PER SHARE DATA:
Net asset value, beginning of period	$6.03	$7.76	$10.00
Income from investment operations:
Net investment income	0.04	0.04	0.03
Net realized and unrealized loss on investments	0.17	(1.73)	(2.27)
Total from investment operations	0.21	(1.69)	(2.24)
Less distributions:
Dividends from net investment income	(0.06)	(0.04)	-
Distributions from net realized gains	-	-	-
Total distributions	(0.06)	(0.04)	-
Net asset value, end of period	$6.18	$6.03	$7.76

TOTAL RETURN (2)	3.54%	(21.89)%	(22.40)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,572	$1,174	$4,708

Ratio of net expenses to average net assets (3) (4)	0.75%	0.75%	0.50%

Ratio of net investment income to average net assets (3) (4)	1.13%	0.57%	0.83%

Portfolio turnover rate	0.00%	73.00%	0.00%

(1) Commencement of operations.
(2) Not annualized.
(3) Computed on an annualized basis.

(4)  Without expense reimbursements of $22,122 and $143,632 for the periods ended April 30, 2003 and October 31, 2002 the ratio of expenses to average net assets would have been 3.43% and 4.47%, respectively, and the ratio of net investment loss to average net assets would have been (1.55)% and (3.15)%, respectively.

See Notes to the Financial Statements.

The Everest Funds

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2003

1.

Organization

Everest Funds (the “Trust”) is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two non-diversified portfolios to investors, the Everest3 Fund (the “Fund”) and the Everest America Fund (collectively the “Funds”).

The investment objective of the Everest3 Fund is long-term capital growth through investing in shares of exchange traded funds ("ETFs"). The Everest3 Fund invests primarily in Standard & Poor’s Depositary Receipts®, or “SPDRs”® (sometimes called “Spiders”); in DIAMONDSSM; and in Nasdaq-100 SharesSM, or “QQQs” (sometimes called “Cubes,” “Qubes” or “Qs”).  SPDRs, DIAMONDS, and QQQs are shares in ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index® (the “S&P 500® Index”), the Dow Jones Industrial AverageSM, and the Nasdaq-100 Index®, respectively.  The Fund commenced operations on December 1, 2000.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

a)

Investment Valuation – Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made.   ETFs listed on a U.S. securities exchange are listed at their net asset value.  Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the “Adviser”) in accordance with policies approved by the Fund’s Board of Trustees.  Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b)

Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

c)

Federal Income and Excise Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.

d)

Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts are amortized over the life of the security in determining the cost basis of debt securities.

e)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

1.

Capital Share Transactions

Share transactions were as follows:

Everest[3] Fund
		Period Ended
		April 30, 2003
	Amount	Shares
Shares sold	$1,401,500	227,949
Shares reinvested	16,406	2,743
Shares redeemed	55,790	8,998
Net increase	$1,362,116	221,694

Shares outstanding:
Beginning of period	194,726
End of period	416,420

		Period Ended
		October 31, 2002
	Amount	Shares
Shares sold	$1,026,988	164,123
Shares reinvested	26,319	3,152
Shares redeemed	(3,684,195)	(579,617)
Net increase	$($2,630,888)	(412,342)

Shares outstanding:
Beginning of period		607,068
End of period		194,726

2.

Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the period ended April 30, 2003 were as follows:

Everest[3]
Purchases	$639,461
Sales	$0

There were no purchases or sales of long-term U.S. government securities by the Fund.

3.

Investment Advisory and Other Agreements

The Trust has an agreement with Everest Funds Management, LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.50% of the Everest3 Fund’s average daily net assets.  The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses for the period ended April 30, 2003 exceed 0.75% of the Everest3 Fund’s average daily net assets on an annual basis. During the period ended April 30, 2003, the Adviser reimbursed the Everest3 Fund $ 17,998, $5,322 of which represented a receivable at April 30, 2003.

The Funds have adopted Service and Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act.  The Plans authorize payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Funds’ average daily net assets.  Amounts paid under the Plans by the Funds may be spent by the Funds on any activities or expenses primarily intended to result in the sale of share of the Funds, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  The Everest3 Fund incurred $ 2,062 pursuant to the Plans for the year ended April 30, 2003.

Since November 1, 2002, Mutual Shareholder Services, LLC has served as transfer agent and fund accountant. U.S. Bank, N.A. serves as custodian for the Fund. The Everest3 Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

4.

Information for Federal Income Tax Purposes

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation on Investments	Undistributed Ordinary Income	Undistributed Long-Term Gain
$2,597,129	$28,653	$(43,130)	$(14,476)	$9,312	$-

The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

The tax components of dividends and long-term capital gain distributions paid during the year ended April 30, 2003 and capital loss carryovers as of April 30, 2003 are as follows:

Ordinary Income Dividends	Long-Term Capital Gain Distributions	Net Capital Loss Carryover*	Capital Loss Carryover Expiration
$16,406	$-	$75	10/31/2009
		$1,380,158	10/31/2010

* Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

5.

Related Party Disclosure

The Trustees, Officers, and related parties in aggregate hold 96.59% of net assets of the Fund at April 30, 2003.

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Not applicable.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a) Not applicable.

(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Everest Funds

By /s/Vinod Gupta

*Vinod Gupta President

Date 06/27/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vinod Gupta

*Vinod Gupta President

Date 06/27/03

* Print the name and title of each signing officer under his or her signature.